Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Primis Bank
Fair Value Measurements
Schedule of Plan's Assets Fair Value Hierarchy

	Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$9,694,110	$-	$-	$9,694,110
Primis common stock	1,512,347	-	-	1,512,347
Money market fund	33,993	-	-	33,993
Total	$11,240,450	$-	$-	$11,240,450

Investments measured at net asset value:
Common collective trusts:*
Stable value fund				$3,136,972
Wilmington Trust MFS				2,566,657
Target retirement trusts				35,873,647
Total common collective trusts				41,577,276
Total investments				$52,817,726

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$8,781,497	$-	$-	$8,781,497
Primis common stock	1,237,307	-	-	1,237,307
Money market fund	280,097	-	-	280,097
Total	$10,298,901	$-	$-	$10,298,901

Investments measured at net asset value:
Common collective trusts:*
Stable value fund				$1,490,689
Wilmington Trust MFS				3,177,290
Target retirement trusts				28,843,533
Total common collective trusts				33,511,512
Total investments				$43,810,413

* Represents investment in common collective trusts consisting of equity securities in domestic and foreign corporations and various fixed-income securities. There are no unfunded commitments. Certain withdrawals for other than normal benefit payments and participant directed transfers may require up to twelve months’ notice.